TURNER FUNDS

                             TURNER CORE GROWTH FUND
                          TURNER LARGE CAP GROWTH FUND
                          TURNER SMALL CAP GROWTH FUND
                      TURNER INTERNATIONAL CORE GROWTH FUND

                         Supplement dated June 21, 2007
                    to the Prospectus dated January 31, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective July 31, 2007, the Prospectus is amended and supplemented to reflect the following changes to the portfolio management teams of the Turner Core Growth Fund, Turner Large Cap Growth Fund, Turner Small Cap Growth Fund and Turner International Core Growth Fund (the "Funds").

Halie O'Shea is added as a co-manager of the Core Growth Fund.

Heather McMeekin is added as a co-manager of the Large Cap Growth Fund.

Rick Wetmore is added as a co-manager of the Small Cap Growth Fund. Frank Sustersic and Chris McHugh will no longer serve as co-managers of this Fund.

Don Smith and Heather McMeekin are added as co-managers of the International Core Growth Fund. Robert Turner will no longer serve as co-manager of this Fund.

In accordance with these changes, effective July 31, 2007, the second, fourth, seventh and eighth sentences of the first paragraph under the heading "Portfolio Managers" on page 35 of the Prospectus are deleted and replaced with the following:

"The Core Growth Fund is managed by a team led by Robert Turner with co-managers Robb Parlanti, Mark Turner and Halie O'Shea."

"The Large Cap Growth Fund is managed by a team led by Robert Turner with co-managers Mark Turner, Robb Parlanti and Heather McMeekin."

"The Small Cap Growth Fund is managed by a team led by Bill McVail with co-managers, Jason Schrotberger and Rick Wetmore."

"The International Core Growth Fund is managed by a team led by Mark Turner with co-managers Chris McHugh, Don Smith and Heather McMeekin."

Effective July 31, 2007, the second sentence in the biography of Robert Turner is hereby deleted and replaced with the following:

"Mr. Turner is the lead manager of the Core Growth, Large Cap Growth and Concentrated Growth Funds."

Effective July 31, 2007, the second sentence in the biography of Christopher McHugh is hereby deleted and replaced with the following:

"Mr. McHugh is the lead manager of the Midcap Growth and New Enterprise Funds and is co-manager of the International Core Growth and Concentrated Growth Funds."

Effective July 31, 2007, the second sentence in the biography of Heather McMeekin is hereby deleted and replaced with the following:

"Ms. McMeekin is co-manager of the Large Cap Growth, International Core Growth and Emerging Growth Funds."

Effective July 31, 2007, the second sentence in the biography of Frank Sustersic is hereby deleted and replaced with the following:

"Mr. Sustersic is lead manager of the Emerging Growth Fund."

Additionally, effective July 31, 2007, the following biographies are added to the Prospectus:

"Halie W. O'Shea, Security Analyst/Portfolio Manager, joined Turner in 2003. Ms. O'Shea is co-manager of the Core Growth Fund. Prior to 2003, she was a Research Associate with Janney Montgomery Scott. She has 14 years of investment experience."

"Donald W. Smith, CFA, Security Analyst/Portfolio Manager, joined Turner in 2003. Mr. Smith is co-manager of the International Core Growth Fund. Prior to 2003, he was an Equity Analyst at Delaware Investment Advisors. He has 10 years investment experience."

"Rick Wetmore, Security Analyst/Portfolio Manager, joined Turner in 2001. Mr. Wetmore is co-manager of the Small Cap Growth Fund. He has 6 years investment experience."


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


(TUR-FS2-030-25)